Consolidated Schedule of Investments
(unaudited)
March 31, 2024
BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
United States — 3.2%
(a)
AMSR Trust
Series 2020-SFR4, Class E2,
2.46%, 11/17/37 .......... USD 3,000 $ 2,800,901
Series 2020-SFR5, Class E2,
2.93%, 11/17/37 .......... 3,000 2,837,549
Series 2021-SFR1, Class E2,
2.90%, 06/17/38 .......... 3,700 3,137,001
Series 2021-SFR2, Class E2,
2.58%, 08/17/38 .......... 2,000 1,799,948
Series 2022-SFR1, Class E2,
4.64%, 03/17/39 .......... 4,912 4,539,704
FRTKL, Series 2021-SFR1, Class E2,
2.52%, 09/17/38 ............ 4,000 3,542,738
Home Partners of America Trust
Series 2021-2, Class E2, 2.95%,
12/17/26 ............... 3,846 3,390,154
Series 2021-3, Class E2, 3.35%,
01/17/41 ............... 3,661 3,111,194
Mill City Solar Loan Ltd., Series 2019-
1A, Class A, 4.34%, 03/20/43 ... 921 853,239
New Residential Mortgage Loan Trust,
Series 2022-SFR1, Class E2,
3.70%, 02/17/39 ............ 4,000 3,541,440
Progress Residential Trust
Series 2020-SFR1, Class E, 3.03%,
04/17/37 ............... 3,000 2,888,689
Series 2020-SFR3, Class E, 2.30%,
10/17/27 ............... 3,000 2,807,822
Series 2021-SFR10, Class E2,
3.67%, 12/17/40 .......... 788 696,181
Series 2021-SFR11, Class E2,
3.53%, 01/17/39 .......... 4,000 3,481,666
Series 2021-SFR4, Class E2,
2.56%, 05/17/38 .......... 3,455 3,147,438
Series 2021-SFR4, Class F, 3.41%,
05/17/38 ............... 1,000 908,236
Series 2021-SFR8, Class E2,
2.53%, 10/17/38 .......... 4,000 3,583,430
Series 2021-SFR9, Class E2,
3.01%, 11/17/40 .......... 3,500 3,030,404
Series 2022-SFR1, Class E2,
3.99%, 02/17/41 .......... 4,000 3,536,487
Series 2022-SFR2, Class E2,
4.80%, 04/17/27 .......... 3,000 2,795,369
Tricon American Homes Trust
Series 2020-SFR1, Class E, 3.54%,
07/17/38 ............... 2,000 1,889,703
Series 2020-SFR2, Class E2,
3.08%, 11/17/39 .......... 4,000 3,550,490
Tricon Residential Trust, Series 2021-
SFR1, Class E2, 2.89%, 07/17/38 3,500 3,189,681
65,059,464
Total Asset-Backed Securities — 3.2%
(Cost: $ 72,292,084 ) .............................. 65,059,464
Security
Shares
Shares Value
Common Stocks
United States — 0.1%
Blackstone Mortgage Trust, Inc. , Class
A ...................... 20,000 $ 398,200
Invitation Homes, Inc. ........... 15,000 534,150
932,350
Total Common Stocks — 0.1%
(Cost: $ 1,305,280 ) .............................. 932,350
Par (000)
Pa r (000)
Corporate Bonds
Belgium — 0.0%
Elia Transmission Belgium SA , 3.75%
,
01/16/36
(b)
................ EUR 900 980,847
China — 0.0%
Central China Real Estate Ltd. , 7.25%
,
07/16/24
(b)
................ USD 545 17,712
China Aoyuan Group Ltd. , 6.20%
,
03/24/26
(b) (c) (d)
.............. 545 8,175
China SCE Group Holdings Ltd. ,
7.00%
,
05/02/25
(b)
........... 545 28,612
CIFI Holdings Group Co. Ltd. , 4.45%
,
08/17/26
(b) (c) (d)
.............. 545 43,600
Easy Tactic Ltd. , 7.50%
,
( 7.50 % Cash
or 7.50 % PIK), 07/11/28
(e)
...... 634 20,598
Fantasia Holdings Group Co. Ltd. ,
10.88%
,
01/09/25
(b) (c) (d)
........ 345 5,175
Jingrui Holdings Ltd. , 12.00%
,
07/25/22
(b) (c) (d)
.............. 545 109
Kaisa Group Holdings Ltd. , 11.70%
,
11/11/25
(b) (c) (d)
.............. 545 12,263
KWG Group Holdings Ltd. , 5.95%
,
08/10/25
(b) (c) (d)
.............. 545 39,512
Logan Group Co. Ltd. , 4.50%
,
01/13/28
(b) (c) (d)
.............. 545 50,413
Modern Land China Co. Ltd.
(b)(c)(d)(e)(f)
10.00% , ( 10.00 % Cash or 10.00%
PIK), 12/30/24 ........... 171 —
11.00% , ( 11.00 % Cash or 11.00%
PIK), 12/30/25 ........... 173 —
11.00% , ( 11.00 % Cash or 11.00%
PIK), 12/30/26 ........... 173 —
11.00% , ( 11.00 % Cash or 11.00%
PIK), 12/30/27 ........... 173 —
Powerlong Real Estate Holdings Ltd. ,
6.25%
,
08/10/24
(b) (c) (d)
......... 345 26,737
Redco Properties Group Ltd. , 9.90%
,
02/17/25
(b) (c) (d)
.............. 545 4,453
Redsun Properties Group Ltd. , 7.30%
,
01/13/25
(b) (c) (d)
.............. 545 2,725
Ronshine China Holdings Ltd. , 7.10%
,
01/25/25
(b) (c) (d)
.............. 545 8,175
Sino-Ocean Land Treasure III Ltd. , (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.26%),
6.95%
(b) (c) (d) (f) (g)
.............. 545 10,137
Sunac China Holdings Ltd. , 7.00%
,
07/09/25 ................. 545 78,671
Times China Holdings Ltd. , 5.75%
,
01/14/27
(b) (c) (d)
.............. 545 14,306

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
China (continued)
Yango Justice International Ltd. , 8.25%
,
11/25/24
(b) (c) (d)
.............. USD 545 $ 1,362
Yuzhou Group Holdings Co. Ltd. ,
6.35%
,
01/13/27
(b) (c) (d)
......... 345 18,113
Zhenro Properties Group Ltd. , 6.63%
,
01/07/26
(b) (c) (d)
.............. 545 4,088
394,936
France — 0.2%
(b)
Banque Federative du Credit Mutuel SA
4.75% , 11/10/31 ............ EUR 500 573,292
3.75% , 02/03/34 ............ 700 764,748
BPCE SA , 3.88%
,
01/25/36 ....... 400 438,444
Coentreprise de Transport d'Electricite
SA , 3.75%
,
01/17/36 ......... 700 763,229
Credit Agricole SA , 3.75%
,
01/22/34 . 900 990,965
3,530,678
Germany — 0.0%
(b)
EnBW International Finance BV , 3.85%
,
05/23/30 ................. 137 151,567
Sartorius Finance BV , 4.88%
,
09/14/35 700 813,285
964,852
Hong Kong — 0.0%
Melco Resorts Finance Ltd. , 5.63%
,
07/17/27
(b)
................ USD 545 520,986
Italy — 0.1%
(b)
Eni SpA , 3.88%
,
01/15/34 ........ EUR 409 446,235
Terna - Rete Elettrica Nazionale ,
3.50%
,
01/17/31 ............ 900 969,101
1,415,336
Macau — 0.1%
Champion Path Holdings Ltd. , 4.85%
,
01/27/28
(b)
................ USD 545 495,455
MGM China Holdings Ltd. , 4.75%
,
02/01/27
(b)
................ 545 518,053
Studio City Finance Ltd. , 5.00%
,
01/15/29
(a)
................ 545 478,919
1,492,427
Netherlands — 0.1%
(b)
ING Groep NV , (3-mo. EURIBOR +
1.90%), 4.75%
,
05/23/34
(f)
...... EUR 400 463,994
JDE Peet's NV , 4.50%
,
01/23/34 ... 705 789,698
REWE International Finance BV ,
4.88%
,
09/13/30 ............ 400 456,414
1,710,106
Portugal — 0.1%
EDP Servicios Financieros Espana SA ,
3.50%
,
07/16/30
(b)
........... 1,300 1,400,668
Spain — 0.1%
(b)
Banco de Sabadell SA , (1-Year EUR
Swap Annual + 1.60%), 4.00%
,
01/15/30
(f)
................. 1,300 1,421,214
Telefonica Emisiones SA , 4.06%
,
01/24/36 ................. 500 548,903
1,970,117
Security
Par (000)
Par (000) Value
Switzerland — 0.0%
UBS Group AG , (1-Year EURIBOR
ICE Swap Rate + 4.95%), 7.75%
,
03/01/29
(b) (f)
................ EUR 656 $ 806,920
United Kingdom — 0.1%
(b)
BP Capital Markets plc , 2.82%
,
04/07/32 ................. 405 417,783
HSBC Holdings plc , (3-mo. EURIBOR +
1.94%), 4.86%
,
05/23/33
(f)
...... 631 725,220
Motability Operations Group plc ,
3.88%
,
01/24/34 ............ 410 453,170
1,596,173
United States — 0.3%
Duke Energy Corp. , 3.85%
,
06/15/34 215 229,598
Goldman Sachs Group, Inc. (The) ,
0.88%
,
05/09/29
(b)
........... 656 619,805
JPMorgan Chase & Co. , (3-mo.
EURIBOR + 1.28%), 4.46%
,
11/13/31
(b) (f)
................ 1,260 1,436,848
Linde plc , 3.20%
,
02/14/31
(b)
...... 800 865,514
McDonald's Corp. , 3.88%
,
02/20/31
(b)
900 996,476
National Grid North America, Inc. ,
4.67%
,
09/12/33
(b)
........... 900 1,031,254
Nestle Finance International Ltd. ,
3.25%
,
01/23/37
(b)
........... 400 428,773
Wells Fargo & Co. , 0.63%
,
03/25/30
(b)
409 371,304
5,979,572
Total Corporate Bonds — 1.1%
(Cost: $ 32,265,967 ) .............................. 22,763,618
Foreign Agency Obligations
France — 0.0%
Electricite de France SA , 4.25%
,
01/25/32
(b)
................ 400 447,462
Supranational — 0.3%
European Union
(b)
2.50% , 10/04/52 ............ 1,680 1,561,564
Series NGEU , 3.00% , 03/04/53 .. 4,485 4,607,636
6,169,200
Total Foreign Agency Obligations — 0.3%
(Cost: $ 6,111,231 ) ............................... 6,616,662
Foreign Government Obligations
Belgium — 0.4%
Kingdom of Belgium , 3.30%
,
06/22/54
(a) (b)
............... 6,922 7,402,103
Brazil — 0.3%
Federative Republic of Brazil , 6.13%
,
03/15/34 ................. USD 5,400 5,343,300
France — 0.3%
French Republic , 3.00%
,
05/25/54
(a) (b)
EUR 7,029 7,176,998
Israel — 0.0%
State of Israel Government Bond ,
5.75%
,
03/12/54 ............ USD 1,080 1,034,100

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mexico — 0.4%
United Mexican States
8.50% , 03/01/29 ............ MXN 465 $ 2,707,486
8.50% , 05/31/29 ............ 930 5,422,833
8,130,319
Total Foreign Government Obligations — 1.4%
(Cost: $ 28,730,524 ) .............................. 29,086,820
Shares
Shares
Investment Companies
iShares Residential and Multisector
Real Estate ETF
(h)
........... 32,341 2,330,816
Total Investment Companies — 0.1%
(Cost: $ 2,933,731 ) .............................. 2,330,816
Par (000)
Pa r (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1 .1%
United States — 1.1%
(a)
BRAVO Residential Funding Trust,
Series 2023-NQM3, Class A1,
4.85%, 09/25/62
(i)
........... USD 2,739 2,668,435
CSMC Trust, Series 2022-NQM5, Class
A1, 5.17%, 05/25/67
(f)
......... 5,469 5,419,229
Ellington Financial Mortgage Trust,
Series 2021-3, Class A1, 1.24%,
09/25/66
(f)
................. 3,459 2,751,947
J.P. Morgan Mortgage Trust, Series
2023-DSC1, Class A1, 4.62%,
07/25/63
(f)
................. 1,504 1,437,174
PRKCM Trust, Series 2022-AFC2,
Class A1, 5.33%, 08/25/57
(f)
.... 845 831,966
SG Residential Mortgage Trust
Series 2021-1, Class A1, 1.16%,
07/25/61
(f)
.............. 3,925 3,148,280
Series 2022-2, Class A1, 5.35%,
08/25/62
(i)
............... 1,353 1,343,621
Verus Securitization Trust
(i)
Series 2022-7, Class A1, 5.15%,
07/25/67 ............... 3,951 3,920,408
Series 2022-INV2, Class A1, 6.79%,
10/25/67 ............... 1,068 1,074,071
22,595,131
Commercial Mortgage-Backed Securities — 0 .3%
United States — 0.3%
(a)(f)
BHP Trust, Series 2019-BXHP, Class C,
(1-mo. CME Term SOFR at 1.52%
Floor + 1.57%), 6.90%, 08/15/36 . 168 167,303
BX Commercial Mortgage Trust
Series 2020-VIV2, Class C, 3.54%,
03/09/44 ............... 950 824,620
Series 2020-VIV3, Class B, 3.54%,
03/09/44 ............... 130 114,317
Series 2024-XL4, Class D, (1-mo.
CME Term SOFR at 3.14% Floor
+ 3.14%), 8.46%, 02/15/39 ... 1,145 1,145,000
Security
Par (000)
Par (000) Value
United States (continued)
Extended Stay America Trust
Series 2021-ESH, Class B, (1-mo.
CME Term SOFR at 1.38% Floor
+ 1.49%), 6.82%, 07/15/38 ... USD 2,743 $ 2,743,285
Series 2021-ESH, Class C, (1-mo.
CME Term SOFR at 1.70% Floor
+ 1.81%), 7.14%, 07/15/38 ... 384 383,627
Series 2021-ESH, Class D, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 7.69%, 07/15/38 ... 591 589,871
HONO Mortgage Trust, Series 2021-
LULU, Class A, (1-mo. CME Term
SOFR at 1.15% Floor + 1.26%),
6.59%, 10/15/36 ............ 430 414,144
One New York Plaza Trust, Series
2020-1NYP, Class AJ, (1-mo.
CME Term SOFR at 1.25% Floor +
1.36%), 6.69%, 01/15/36 ....... 385 367,720
Taubman Centers Commercial
Mortgage Trust, Series 2022-DPM,
Class A, (1-mo. CME Term SOFR
at 2.19% Floor + 2.19%), 7.51%,
05/15/37 ................. 235 236,762
6,986,649
Total Non-Agency Mortgage-Backed Securities — 1.4%
(Cost: $ 29,620,060 ) .............................. 29,581,780
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.7%
Federal Home Loan Mortgage Corp.
Variable Rate Notes
(a)(f)
Series 2017-K62 , Class B ,
3.88% , 01/25/50 ........ 2,500 2,392,743
Series 2017-K65 , Class B ,
4.08% , 07/25/50 ........ 2,000 1,918,926
Series 2018-K73 , Class B ,
3.85% , 02/25/51 ........ 1,350 1,275,850
Series 2018-K82 , Class B ,
4.13% , 09/25/28 ........ 2,043 1,941,893
Series 2018-K83 , Class B ,
4.28% , 11/25/51 ........ 2,000 1,911,834
Series 2018-W5FX , Class CFX ,
(1-mo. LIBOR USD + 0.00%),
3.54% , 04/25/28 ........ 696 597,046
Series 2019-K91 , Class B ,
4.26% , 04/25/51 ........ 2,000 1,901,698
Series 2019-K94 , Class B ,
3.96% , 07/25/52 ........ 2,000 1,871,455
Series 2020-K737 , Class B ,
3.30% , 01/25/53 ........ 932 881,351
14,692,796
Mortgage-Backed Securities — 10.2%
Uniform Mortgage-Backed Securities
(j)
4.50% , 04/25/54 .......... 28,612 27,244,987
5.00% , 04/25/54 .......... 66,188 64,577,175
5.50% , 04/25/54 .......... 119,696 119,101,942
210,924,104
Total U.S. Government Sponsored Agency Securities
—
10 .9%
(Cost: $ 226,951,367 ) ............................. 225,616,900

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds
3.00% , 02/15/49 ............ USD 8,270 $ 6,447,693
4.25% , 02/15/54 ............ 425 417,961
U.S. Treasury Inflation Linked Bonds
2.00% , 01/15/26 ............ 29,372 29,236,972
2.38% , 01/15/27 ............ 28,399 28,623,754
1.75% , 01/15/28 ............ 25,550 25,334,566
3.63% , 04/15/28 ............ 27,333 29,056,412
2.50% , 01/15/29 ............ 24,655 25,326,802
3.88% , 04/15/29 ............ 30,479 33,321,737
3.38% , 04/15/32 ............ 11,416 12,643,712
2.13% , 02/15/40 - 02/15/41 ..... 35,063 35,495,513
0.75% , 02/15/42 - 02/15/45
(k)
.... 74,612 58,272,309
0.63% , 02/15/43 ............ 26,505 20,341,128
1.38% , 02/15/44 ............ 35,882 31,457,885
1.00% , 02/15/46 - 02/15/49 ..... 49,086 38,858,913
0.88% , 02/15/47 ............ 25,790 19,876,907
0.25% , 02/15/50 ............ 26,973 17,021,129
0.13% , 02/15/51 - 02/15/52 ..... 101,298 59,804,858
1.50% , 02/15/53 ............ 29,457 25,709,344
2.13% , 02/15/54
(l)
........... 14,355 14,505,403
U.S. Treasury Inflation Linked Notes
0.25% , 01/15/25 - 07/15/29 ..... 104,152 99,245,107
0.13% , 04/15/25 - 01/15/32 ..... 704,979 651,836,675
0.38% , 07/15/25 - 07/15/27 ..... 186,138 179,180,579
0.63% , 01/15/26 - 07/15/32 ..... 154,693 144,243,623
1.63% , 10/15/27 ............ 69,460 68,790,564
0.50% , 01/15/28 ............ 63,246 59,842,193
1.25% , 04/15/28
(l)
........... 68,580 66,618,554
0.75% , 07/15/28 ............ 54,549 52,110,370
2.38% , 10/15/28
(l)
........... 118,828 121,580,663
0.88% , 01/15/29 ............ 45,765 43,623,112
1.13% , 01/15/33 ............ 80,965 75,930,333
1.38% , 07/15/33 ............ 79,747 76,531,720
1.75% , 01/15/34
(l)
........... 51,528 50,867,602
U.S. Treasury Notes , 4.00% , 02/15/34
(l)
18,743 18,432,569
Total U.S. Treasury Obligations — 107.4%
(Cost: $ 2,341,435,472 ) ........................... 2,220,586,662
Total Long-Term Investments — 125 .9%
(Cost: $ 2,741,645,716 ) ........................... 2,602,575,072
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 5.19%
(h) (m)
.... 6,871,779 $ 6,871,779
Total Short-Term Securities — 0 .3%
(Cost: $ 6,871,779 ) .............................. 6,871,779
Total Options Purchased — 0 .0%
(Cost: $ 553,411 ) ................................ 645,463
Total Investments Before Options Written, TBA Sale
Commitments and Investments Sold Short — 126.2%
(Cost: $ 2,749,070,906 ) ........................... 2,610,092,314
Total Options Written — (0.0) %
(Premiums Received — $ (227,864) ) .................. (103,188)
Par (000)
Pa r (000)
TBA Sale Commitments
Uniform Mortgage-Backed Securities
(j)
4.50% , 04/25/54 ............ USD (5,756) (5,480,992)
5.00% , 04/25/54 ............ (10,522) (10,265,928)
5.50% , 04/25/54 ............ (67,839) (67,502,266)
Total TBA Sale Commitments — ( 4 .0 ) %
(Proceeds: $ (83,070,944) ) ......................... (83,249,186)
Investments Sold Short
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds ,
0.13% , 02/15/52 ............ (45,375) (26,683,438)
U.S. Treasury Inflation Linked Notes ,
0.63% , 07/15/32
(l)
........... (9,554) (8,662,656)
Total U.S. Treasury Obligations — ( 1 .7 ) %
(Proceeds: $ (38,461,629) ) .........................
(35,346,094)
Total Investments Sold Short — ( 1 .7 ) %
(Proceeds: $ (38,461,629) ) ......................... (35,346,094)
Total Investments Net of Options Written, TBA Sale
Commitments and Investments Sold Short — 120 .5%
(Cost: $ 2,627,310,469 ) ........................... 2,491,393,846
Liabilities in Excess of Other Assets — (20.5) % ........... (424,246,754)
Net Assets — 100.0% .............................. $ 2,067,147,092
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Issuer filed for bankruptcy and/or is in default.
(d)
Non-income producing security.
(e)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(g)
Perpetual security with no stated maturity date.
(h)
Affiliate of the Fund.
(i)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)
Represents or includes a TBA transaction.
(k)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(l)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Inflation Protected Bond Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(m)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 20,717,863 $ — $ (13,846,084)
(a)
$ — $ — $ 6,871,779 6,871,779 $ 56,808 $ —
iShares Residential and
Multisector Real Estate ETF 2,377,710 — — — (46,894) 2,330,816 32,341 9,904 —
$ — $ (46,894) $ 9,202,595 $ 66,712 $ —
— —
(a)
Represents net amount purchased (sold).
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
HSBC Securities (USA), Inc. 5 .35% 03/28/24 04/01/24   $ 18,485,284 $ 18,496,272 U.S. Treasury Obligations Overnight
HSBC Securities (USA), Inc. 5 .46 03/28/24 04/01/24   35,113,049 35,134,351 U.S. Treasury Obligations Overnight
HSBC Securities (USA), Inc. 5 .46 03/28/24 04/01/24   66,947,114 66,987,729 U.S. Treasury Obligations Overnight
HSBC Securities (USA), Inc. 5 .46 03/28/24 04/01/24   15,131,812 15,140,992 U.S. Treasury Obligations Overnight
HSBC Securities (USA), Inc. 5 .46 03/28/24 04/01/24   98,541,040 98,600,821 U.S. Treasury Obligations Overnight
Nomura Securities
International, Inc. ..... 5 .46 03/28/24 04/01/24   72,093,750 72,137,487 U.S. Treasury Obligations Overnight
$ 306,312,049 $ 306,497,652

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Inflation Protected Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
30-day Federal Funds ....................................................... 53 04/30/24 $ 20,909 $ (10,568)
Euro-Schatz ............................................................. 92 06/06/24 10,491 7,277
3-mo. Canadian Bankers Acceptance ............................................ 88 12/18/24 15,503 (2,529)
3-mo. SOFR ............................................................. 40 09/16/25 9,592 (6,044)
(11,864)
Short Contracts
Euro-Bobl ............................................................... 33 06/06/24 4,210 (18,123)
Euro-Bund .............................................................. 119 06/06/24 17,124 (106,521)
Euro-Buxl ............................................................... 2 06/06/24 293 (1,409)
Japan 10-Year Bond ........................................................ 2 06/13/24 1,927 (2,185)
3-mo. Canadian Bankers Acceptance ............................................ 88 06/17/24 15,413 (311)
3-mo. SOFR ............................................................. 46 06/18/24 10,887 942
U.S. Treasury 10-Year Note ................................................... 571 06/18/24 63,265 (30,840)
U.S. Treasury 10-Year Ultra Note ............................................... 855 06/18/24 97,991 (478,321)
U.S. Treasury Long Bond ..................................................... 152 06/18/24 18,307 (302,188)
U.S. Treasury Ultra Bond ..................................................... 103 06/18/24 13,287 (243,885)
Canada 10-Year Bond ....................................................... 3 06/19/24 267 (1,022)
U.S. Treasury 2-Year Note .................................................... 160 06/28/24 32,718 47,668
U.S. Treasury 5-Year Note .................................................... 1,083 06/28/24 115,898 (215,680)
3-mo. CORRA ............................................................ 36 09/17/24 6,327 3,612
3-mo. SOFR ............................................................. 63 09/17/24 14,940 7,031
3-mo. SOFR ............................................................. 63 12/17/24 14,981 15,244
3-mo. SOFR ............................................................. 39 09/14/27 9,400 (3,916)
(1,329,904)
$ (1,341,768)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 86,549 CAD 117,000 Natwest Markets plc 06/20/24 $ 74
USD 1,088,225 EUR 998,000 Bank of New York Mellon 06/20/24 8,040
USD 367,085 EUR 338,000 State Street Bank and Trust Co. 06/20/24 1,251
USD 20,253,374 EUR 18,536,676 Toronto Dominion Bank 06/20/24 190,204
USD 20,414,720 EUR 18,670,324 UBS AG 06/20/24 206,896
USD 2,098,933 GBP 1,648,000 Bank of New York Mellon 06/20/24 18,032
USD 94,606 JPY 14,048,000 Morgan Stanley & Co. International plc 06/20/24 660
$ 425,157
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
USD Currency ............... Up and In Bank of America NA 04/26/24 JPY 151.00 153.000000 USD 9,399 $ 16,222
$ –

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Inflation Protected Bond Portfolio

Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
3-mo. SOFR Interest Futures .................... 116 06/14/24 USD 95.19 USD 29,000 $ 97,875
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... Bank of America NA 03/06/26 CNH 7.75 USD 58,007 $ 518,093
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.33% Annual Bank of America NA 04/05/24 3 .33 % USD 6,199 $ 1
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.28% Annual Bank of America NA 04/12/24 3 .28 USD 6,189 38
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.51% Annual Deutsche Bank AG 04/19/24 3 .51 USD 6,081 2,988
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.43% Annual
JPMorgan Chase
Bank NA 04/26/24 3 .43 USD 6,001 3,017
6,044
Put
10-Year Interest Rate Swap
(a)
4.13% Annual 1-day SOFR Annual Bank of America NA 04/05/24 4 .13 USD 6,199 281
10-Year Interest Rate Swap
(a)
4.08% Annual 1-day SOFR Annual Bank of America NA 04/12/24 4 .08 USD 6,189 3,126
10-Year Interest Rate Swap
(a)
4.31% Annual 1-day SOFR Annual Deutsche Bank AG 04/19/24 4 .31 USD 6,081 786
10-Year Interest Rate Swap
(a)
4.23% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 04/26/24 4 .23 USD 6,001 3,036
7,229
$ 13,273
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
3-mo. SOFR Interest Futures ..................... 116 06/14/24 USD 94.81 USD 29,000 $ (13,775)
3-mo. SOFR Interest Futures ..................... 116 06/14/24 USD 94.75 USD 29,000 (7,250)
$ (21,025)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
3.53% Annual 1-day SOFR Annual Bank of America NA 04/05/24 3 .53 % USD 6,199 $ (159)
10-Year Interest Rate Swap
(a)
3.48% Annual 1-day SOFR Annual Bank of America NA 04/12/24 3 .48 USD 6,189 (767)
10-Year Interest Rate Swap
(a)
3.71% Annual 1-day SOFR Annual Deutsche Bank AG 04/19/24 3 .71 USD 6,081 (18,020)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Inflation Protected Bond Portfolio

OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
3.63% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 04/26/24 3 .63 % USD 6,001 $ (14,536)
(33,482)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.93% Annual Bank of America NA 04/05/24 3 .93 USD 6,199 (8,263)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.88% Annual Bank of America NA 04/12/24 3 .88 USD 6,189 (22,719)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.11% Annual Deutsche Bank AG 04/19/24 4 .11 USD 6,081 (4,969)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.03% Annual
JPMorgan Chase
Bank NA 04/26/24 4 .03 USD 6,001 (12,730)
(48,681)
$ (82,163)
(a)
Forward settling swaption.
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
41.V1 ........... 5 .00 % Quarterly 12/20/28 B+ USD 37,115 $ 45,930 $ — $ 45,930
Markit CDX North American
High Yield Index Series
42.V1 ........... 5 .00 Quarterly 06/20/29 B+ USD 37,115 2,694,549 2,694,549 —
$ 2,740,479 $ 2,694,549 $ 45,930
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.27% Annual 1-day TONAR Annual N/A 03/11/26 JPY 1,566,260 $ 3,991 $ — $ 3,991
4.17% Semi-Annual
1-day
REPO_CORRA Semi-Annual N/A 03/22/26 CAD 29,263 6,168 — 6,168
1-day SOFR Annual 4.52% Annual N/A 03/26/26 USD 21,436 (14,330) — (14,330)
1-day SOFR At Termination 3.40% At Termination 02/06/26
(a)
02/06/27 USD 2,280 (5,171) — (5,171)
1-day SOFR At Termination 3.43% At Termination 02/06/26
(a)
02/06/27 USD 4,565 (9,220) — (9,220)
4.00% Annual 1-day SOFR Annual 07/03/24
(a)
08/31/28 USD 1,029 (2,528) — (2,528)
6-mo. EURIBOR Semi-Annual 2.73% Annual N/A 01/26/34 EUR 645 6,795 3,824 2,971
3.66% Annual 1-day SOFR Annual 02/06/29
(a)
02/06/34 USD 1,105 (184) — (184)
1-day TONAR Annual 0.85% Annual N/A 03/11/34 JPY 328,915 3,855 — 3,855
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 01/26/54 EUR 265 (9,585) (3,520) (6,065)
2.98% Annual 1-day SOFR Annual 02/08/44
(a)
02/08/54 USD 515 96 — 96
2.49% Annual 6-mo. EURIBOR Semi-Annual N/A 02/19/54 EUR 4,447 (151,332) — (151,332)
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 4,774 (188,411) — (188,411)
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 4,447 (167,931) — (167,931)
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 03/01/54 EUR 2,235 (87,956) — (87,956)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Inflation Protected Bond Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.46% Annual 6-mo. EURIBOR Semi-Annual N/A 03/22/54 EUR 939 $ (26,907) $ — $ (26,907)
$ (642,650) $ 304 $ (642,954)
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.14% At Termination
Harmonised Index
of Consumer Prices ex.
Tobacco All Items Monthly At Termination 03/15/26 EUR 9,700 $ 4,539 $ — $ 4,539
3.81% At Termination
UK Retail Price Index
All Items Monthly At Termination 03/15/26 GBP 17,660 14,353 — 14,353
U.S. Consumer Price Index
All Items Monthly At Termination 2.46% At Termination 03/18/26 USD 11,300 6,555 — 6,555
UK Retail Price Index All
Items Monthly At Termination 3.86% At Termination 03/15/27 GBP 17,660 (6,403) — (6,403)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.15% At Termination 03/15/28 EUR 9,700 (8,552) — (8,552)
2.44% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 03/18/28 USD 11,300 11,185 — 11,185
U.S. Consumer Price Index
All Items Monthly At Termination 2.51% At Termination 03/01/34 USD 4,780 (17,213) — (17,213)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.78% At Termination 08/15/53 EUR 360 37,612 217 37,395
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.53% At Termination 11/15/53 EUR 700 14,017 — 14,017
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.64% At Termination 11/15/53 EUR 370 21,460 1,905 19,555
2.47% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 12/18/53 USD 2,310 2,592 — 2,592
2.48% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 03/01/54 USD 1,925 3,943 — 3,943
2.49% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 03/06/54 USD 945 104 (451) 555
2.50% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 03/07/54 USD 4,725 (9,285) — (9,285)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.52% At Termination 03/15/54 EUR 630 4,267 856 3,411
2.51% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 03/25/54 USD 930 (4,587) 788 (5,375)
2.47% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/03/54 USD 82 2 2 —
$ 74,589 $ 3,317 $ 71,272

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Inflation Protected Bond Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day REPO_CORRA ................................... Canadian Overnight Repo Rate 5 .05%
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .32
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .07
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 3 .85
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 65,059,464 $ — $ 65,059,464
Common Stocks ......................................... 932,350 — — 932,350
Corporate Bonds ........................................ — 22,763,618 — 22,763,618
Foreign Agency Obligations ................................. — 6,616,662 — 6,616,662
Foreign Government Obligations .............................. — 29,086,820 — 29,086,820
Investment Companies .................................... 2,330,816 — — 2,330,816
Non-Agency Mortgage-Backed Securities ........................ — 29,581,780 — 29,581,780
U.S. Government Sponsored Agency Securities .................... — 225,616,900 — 225,616,900
U.S. Treasury Obligations ................................... — 2,220,586,662 — 2,220,586,662
Short-Term Securities
Money Market Funds ...................................... 6,871,779 — — 6,871,779
Options Purchased
Foreign currency exchange contracts ........................... — 534,315 — 534,315
Interest rate contracts ...................................... 97,875 13,273 — 111,148
Liabilities
Investments
TBA Sale Commitments .................................... — (83,249,186) — (83,249,186)
Investment Sold Short
U.S. Treasury Obligations ................................... — (35,346,094) — (35,346,094)
$ 10,232,820 $ 2,481,264,214 $ — $ 2,491,497,034
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 45,930 $ — $ 45,930
Foreign currency exchange contracts ............................ — 425,157 — 425,157
Interest rate contracts ....................................... 81,774 17,081 — 98,855
Other contracts ........................................... — 118,100 — 118,100

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock Inflation Protected Bond Portfolio

Level 1 Level 2 Level 3 Total
Liabilities
Interest rate contracts ....................................... $ (1,444,567) $ (742,198) $ — $ (2,186,765)
Other contracts ........................................... — (46,828) — (46,828)
$ (1,362,793) $ (182,758) $ — $ (1,545,551)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes.
As of period end, reverse repurchase agreements of $306,497,652 are categorized as Level 2 within the fair value hierarchy.
Currency Abbreviation
CAD Canadian Dollar
CNH Chinese Yuan Offshore
EUR Euro
GBP British Pound
JPY Japanese Yen
MXN Mexican Peso
USD United States Dollar
Portfolio Abbreviation
CSMC Credit Suisse Mortgage Capital
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
OTC Over-the-counter
PIK Payment-In-Kind
REPO_CORRA Canadian Overnight Repo Rate
SOFR Secured Overnight Financing Rate
TBA To-be-announced
TONAR Tokyo Overnight Average Rate
Fair Value Hierarchy as of Period End (continued)